GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Selling, general and administrative expense [abstract]
Salaries and benefits	$ 1,244	$ 1,220
Technical consulting fees	388	549
Accounting	350	383
Legal	333	320
Legal Recovery (Wesizwe)	(160)	0
Insurance	328	353
Regulatory fees	219	209
Shareholder relations	189	184
Travel	144	282
Depreciation	72	83
Other	315	311
Total	$ 3,422	$ 3,894